Deferred Revenue (Details) - Schedule of Deferred Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Deferred Revenue [Abstract]
Opening balance	$ 3,286,350	$ 4,569,664
Additional deferred revenue accrual	4,530,733	3,219,950
Revenue release from deferred revenue	(3,759,566)	(4,503,264)
Ending Balance	$ 4,057,517	$ 3,286,350